Derivative Instruments and Financial Risk Management - Summary of Rate of Inflation, Rate of Devaluation (Appreciation) Against United States Dollar and Rate of Exchange of United States Dollar (Detail)
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Israel [Member]
Hedging Transactions And Derivative Financial Instruments [Line Items]
Rate of Inflation	1.27%	0.38%
Rate of Devaluation (Appreciation) Against U.S. Dollar	(1.80%)	(2.77%)
Rate of Exchange of U.S. Dollar	3.65	3.72
Canada [Member]
Hedging Transactions And Derivative Financial Instruments [Line Items]
Rate of Inflation	0.99%	1.25%
Rate of Devaluation (Appreciation) Against U.S. Dollar	1.65%	(1.76%)
Rate of Exchange of U.S. Dollar	1.02	1.00